Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Current:
Federal	$ 0		$ 0		$ 0	$ 1,722
State	0		0		1,274	1,283
Total current	0		0		1,274	3,005
Deferred:
Federal	8,746		11,496		(35,668)	66,106
State	(1,110)		7,245		10,107	13,479
Total deferred	7,636		18,741		(25,561)	79,585
Amortization of investment tax credits	(165)	$ (179)	(658)	$ (688)	(702)	(751)
Total income tax expense (benefit) and effective tax rate	7,471	$ 25,072	$ 18,083	$ (42,591)	(24,989)	$ 81,839
Re measurement of deferred income taxes
Deferred:
Total income tax expense (benefit) and effective tax rate	$ 1,200				$ 7,000